CONSOLIDATED BALANCE SHEETS (Parenthetical) (ILS)	Mar. 31, 2013	Mar. 31, 2012
Ordinary shares, par value	0.0001	0.0001
Ordinary shares, shares authorized	200,000,000	200,000,000
Ordinary shares, shares issued	45,091,562	44,800,007
Ordinary shares, shares outstanding	44,768,087	44,476,532
Founders' stock, par value	0.00001	0.00001
Founders' stock, shares authorized	2,600	2,600
Founders' stock, shares issued	2,600	2,600
Founders' stock, shares outstanding	2,600	2,600
Treasury stock, shares	323,475	323,475